Borrowings (Tables) - TALENTEC SDN. BHD. [Member]	12 Months Ended
Jul. 31, 2025
Schedule of Borrowings

Borrowings consisted of the following:

	As of July 31,
	2024	2025
Current
Long-term borrowings	66,193	19,597
Total current borrowings	66,193	19,597

Non-Current
Long-term borrowings	17,949	-
Total non-current borrowings	$17,949	$-

Schedule of Long Term Debt

Long-term borrowings represented term loans from commercial banks with term over 1 years and for working capital purpose. Details of the borrowings were summarized as follows:

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)

7.	BORROWINGS – Continued

Lender	Start date	Maturity date	Number of monthly installments	Monthly installment	Interest rate	Principal Amount (US$)	Guarantee
AmBank (M) Berhad	December 5, 2018	November 5, 2023 (extended to June 30, 2024 due to Covid-19)	60	US$5,169 (RM21,968), adjusted to US$5,044 (RM21,434) in July 2020	11.45%	US$235,316 (RM1,000,000)	Joint and several guarantee of the following person: (i) HO SAY SAN (ii) CHOO YEOW
Alliance Bank Malaysia Berhad	March 1, 2021	February 28, 2026	60	US$2,825 (RM12,004)	3.50%	US$152,956 (RM650,000)	1. Joint and several guarantee of the following persons:
(i) HO SAY SAN
(ii) CHOO YEOW
(iii) TAN LAI WAN, who sold off her shares of the Company and was no longer a guarantor as a shareholder since then.
							2. Confirmation of guarantee from Credit Guarantee Corporation Malaysia Berhad for RM520,000
Alliance Bank	July 1, 2022	June 1, 2025	36	US$3,659 (RM15,550)	7.17%	US$117,658 (RM500,000)	Joint and several guarantee of the following persons: (i) HO SAY SAN (ii) CHOO YEOW

Schedule of Remaining Term and Discount Rate
	As of July 31,
	2024	2025
Weighted-average remaining term (years)	0.29	0.07
Weighted-average interest rate	5.06%	3.50%